LICENSING AGREEMENT (Narrative) (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Oct. 04, 2016 CAD ($) $ / shares	Aug. 31, 2020 CAD ($) Share $ / shares	Aug. 31, 2019 CAD ($) Share
Licensing And Endorsement Agreement [Line Items]
Number of share option issued | Share		2,125,000	3,589,500
Licensing And Endorsement Agreement [Member]
Licensing And Endorsement Agreement [Line Items]
Number of share option issued		350,000
Strike price of stock option granted | $ / shares		$ 1.52
Amortized to share-based compensation		$ 51	$ 51
Current portion of cash payment and stock options fee		51	51
Prepaid expense and long-term portion fee		4	55
Licensing And Endorsement Agreement [Member] | Swear Net Inc. (the Trailer Park Boys "TPB") [Member]
Licensing And Endorsement Agreement [Line Items]
Paid in cash for services	$ 100
Number of share option issued	150,000
Strike price of stock option granted | $ / shares	$ 1.52
Amortized to share-based compensation		22	99
Amortized to selling and marketing expenses		32	32
Current portion of cash payment and stock options fee		57	89
Long-term portion of cash payment and stock options fee		$ 2	$ 24